Other assets and receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other assets and receivables
28 Other assets and receivables

	Note	2020	2019

Real estate held for own use and equipment	28.1	472	489

Receivables	28.2	6,826	6,656

Accrued income	28.3	1,356	1,442

Right-of-use assets	28.4	211	255
At December 31		8,865	8,842
28.1 Real estate held for own use and equipment

Total real estate held for own use and equipment	2020	2019

General account real estate held for own use	209	208

Equipment	263	281
At December 31	472	489

General account real estate held for own use	2020	2019
Net book value

At January 1	208	263

Additions	9	-

Capitalized subsequent expenditure	(2)	(4)

Disposals	(5)	(62)

Unrealized gains/(losses) through equity	20	(4)

Realized gains/(losses) through income statement	(5)	10

Depreciation through income statement	(5)	(5)

Impairment losses	(4)	-

Impairment losses reversed	1	6

Net exchange differences	(8)	3
At December 31	209	208

Gross carrying value	269	276

Accumulated depreciation and impairment losses	(60)	(68)
Net book value	209	208

General account real estate held for own use:

Carrying amount under a historical cost model	201	231

% of real estate appraised in the current year	93%	51%

% of appraisals performed by independent external appraisers	99%	99%
General account real estate held for own use are mainly held by Aegon Americas and Aegon the Netherlands, with relatively smaller holdings at Aegon Hungary and Aegon Spain.
General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in Commissions and expenses in the income statement. The useful lives of buildings range between 40 and 50 years.

Equipment	2020	2019
Net book value

At January 1	281	235

Additions	73	105

Disposals	(1)	(2)

Depreciation through income statement	(71)	(60)

Net exchange differences	(19)	4

Other	-	(2)
At December 31	263	281

Gross carrying value	628	624

Accumulated depreciation and impairment losses	(365)	(343)
Net book value	263	281
None of the equipment is held for lease (2019: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in Commissions and expenses in the income statement. Equipment is generally depreciated over a period of three to five years.

28.2 Receivables

	2020	2019
Loans to associates	9	16

Receivables from policyholders	637	945

Receivables from brokers and agents	264	288

Receivables from reinsurers	733	777

Cash outstanding from assets sold	112	320

Trade receivables	1,956	1,484

Cash collateral	997	1,383

Reverse repurchase agreements	-	76

Income tax receivable	285	102

Other	1,921	1,301

Provision for doubtful debts	(88)	(34)
At December 31	6,826	6,656

Current	6,801	6,613

Non-current	25	43
With the exception of receivables from reinsurers, the receivables balances presented above are mostly not externally rated.
The movements in the provision for doubtful debts during the year were as follows:

	2020	2019

At January 1	(34)	(41)

Additions charged to earnings	(71)	(9)

Unused amounts reversed through the income statement	2	8

Disposal of business	-	4

Used during the year	8	5

Net exchange differences	6	-
At December 31	(88)	(34)
28.3 Accrued income

	2020	2019

Accrued interest	1,352	1,436

Other	4	6
At December 31	1,356	1,442

Current	1,356	1,442
Non-current	-	-

28.4	Right-of-use assets

	Real estate for own use	Equipment	Other	Total
Net book value

At January 1, 2020	227	25	3	255

Additions	17	3	2	23

Disposals	(2)	-	-	(2)

Modification of lease contracts	1	-	-	1

Depreciation through income statement	(38)	(12)	(2)	(52)

Net exchange differences	(12)	(2)	-	(13)
At December 31, 2020	193	15	3	211

Gross carrying value	262	37	7	306

Accumulated depreciation and impairment losses	(69)	(22)	(4)	(95)
Net book value 2020	193	15	3	211

Net book value

At January 1, 2019	213	18	5	235

Additions	40	19	1	59

Modification of lease contracts	2	-	-	3

Depreciation through income statement	(35)	(13)	(2)	(50)

Net exchange differences	8	-	-	8
At December 31, 2019	227	25	3	255

Gross carrying value	262	37	5	305

Accumulated depreciation and impairment losses	(36)	(13)	(2)	(50)
Net book value 2019	227	25	3	255
Right-of-use assets are mainly held by Aegon UK and Aegon Americas and they are mainly office buildings held for own use.
For information on the Lease liabilities and respective maturity analysis, please refer to note 41 Other liabilities and note 4 Financial risks, respectively.